TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT (Details) (Imported) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Feb. 04, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Stock-based compensation expense		$ 9,162	$ 9,990	$ 13,196	$ 14,974	$ 3,761
Convertible Preferred Stock
Temporary Equity [Line Items]
Shares repurchased	500,000
Repurchase price per share	$ 8.00				$ 8.00
Total purchase price	$ 4,000				$ 52,400
Stock-based compensation expense	$ 590				$ 6,600
Convertible Preferred Stock | Common Stock [Member]
Temporary Equity [Line Items]
Shares repurchased					5,545,160
Series A convertible preferred stock
Temporary Equity [Line Items]
Shares repurchased					692,854
Series B convertible preferred stock
Temporary Equity [Line Items]
Shares repurchased					290,939
Series D convertible preferred stock
Temporary Equity [Line Items]
Shares repurchased					18,524